LETTER TO THE SHAREHOLDERS OF J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND

July 1, 1999

Dear Shareholder,

The previous six-month period was marked by continued strength in the U.S. economy coupled with benign inflation and a steepening yield curve. During this period, the J.P. Morgan Institutional Prime Money Market Fund posted a 2.48% return, besting the 2.13% return of the IBC First Tier Money Fund Average and the 2.35% return of the Lipper Institutional Money Fund Average. The fund's current average seven-day yield is 4.81%.

The fund maintained a stable net asset value of $1.00 over the period. On May 31, 1999, the net assets of the fund were approximately $4.5 billion, while the assets of The Prime Money Market Portfolio, in which the fund invests, amounted to approximately $12.4 billion. Dividends of approximately $0.025 per share were paid from ordinary income.

This report includes a discussion with Robert Johnson, the portfolio manager primarily responsible for The Prime Money Market Portfolio. In this interview, Skip talks about the events of the previous six months that had the greatest effect on the portfolio and discusses his investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS ........ 1     FUND FACTS AND HIGHLIGHTS ......... 5

FUND PERFORMANCE .................. 2     FINANCIAL STATEMENTS .............. 8

PORTFOLIO MANAGER Q&A ............. 3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                         TOTAL RETURNS             AVERAGE ANNUAL TOTAL RETURNS
                                                    ---------------------     -----------------------------------
                                                    THREE        SIX          ONE     THREE   FIVE     TEN
AS OF MAY 31, 1999                                  MONTHS       MONTHS       YEAR    YEARS   YEARS*   YEARS*
-------------------------------------------------------------------------     -----------------------------------
J.P. Morgan Institutional Prime
    Money Market Fund                                1.22%        2.48%        5.28%   5.47%   5.48%    5.45%
IBC First Tier Money Fund Average**                  1.04%        2.13%        4.57%   4.84%   4.91%    5.03%
Lipper Institutional Money Fund Average              1.15%        2.35%        5.03%   5.23%   5.28%    5.38%

AS OF MARCH 31, 1999
-------------------------------------------------------------------------     -----------------------------------
J.P. Morgan Institutional Prime
    Money Market Fund                                1.22%        2.55%        5.40%   5.49%   5.44%    5.53%
IBC First Tier Money Fund Average**                  1.06%        2.21%        4.70%   4.87%   4.88%    5.12%
Lipper Institutional Money Fund Average              1.16%        2.42%        5.15%   5.26%   5.23%    5.46%




*Performance for the period prior to July 12, 1993, the fund's inception, reflects the performance of J.P. Morgan Prime Money Market Fund, which had a higher expense ratio.

**IBC Taxable Money Fund Average through November 30, 1995, and the IBC First Tier Money Fund Average thereafter.

Past performance is no guarantee of future results. Fund returns are net of fees, assume the reinvestment of distributions and reflect reimbursement of certain fund and portfolio expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. IBC First Tier Money Fund Average is that of an average of funds managed similarly to the fund. IBC is a nationally recognized source of money market fund data. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with ROBERT R. ("SKIP") JOHNSON, vice president, a member of the portfolio management team for The Prime Money Market Portfolio, in which the fund invests. Prior to joining Morgan in 1988, Skip held positions with the Bank of Montreal and U.S. Steel, and founded the merchant banking firm of R.R. Johnson Associates. He is a graduate of Dartmouth College. This interview was conducted on June 9, 1999, and reflects Skip's views on that date.

WHAT FACTORS HAVE MOST INFLUENCED THE MONEY MARKETS OVER THE PAST SIX MONTHS?

RRJ: In the U.S., the economy has continued to be strong throughout the past six months, even stronger than we had expected. In late 1998, there was some concern that global economic instability would spill over into the U.S.; in fact, the Federal Reserve eased rates three times in October and November owing to global difficulties. However, GDP data released in mid-January indicated a stronger-than-anticipated economy, dispelling the notion that the U.S would be tarred with the same brush. The strength of the equity markets, and the resultant wealth effect for households and lower cost of capital for corporations, has driven this economic growth. Our economist believes this wealth affect was a major reason the U.S. was able to shrug off the economic sluggishness seen globally.

Such persistent strength, particularly when coupled with signs of a rebound in global economic growth like we have been seeing, would often incite the Federal Reserve to bump up interest rates. But with inflation remaining in check, the Fed maintained its neutral stance throughout the six-month period. However, in mid-May the Fed announced a shift to a tightening bias from a neutral one, pushing interest rates upward in the following weeks. We saw a modest steepening of the yield curve since the mid-January GDP announcement; prior to that, it had been flat to inverted.

Globally, things are beginning to settle down. Of late, there have been indications that the global economy is beginning to stabilize, as evinced by industrial production growth in Japan and firming prices of oil and other commodities. This, combined with benign inflation, is bolstering investor confidence and our confidence that non-U.S. growth is bottoming.

TO WHAT DO YOU ATTRIBUTE THE FUND'S PERFORMANCE OVER THE PERIOD?

RRJ: Our performance over the last six months has been strong; we posted a return of 2.48% compared with a return of 2.13% for the IBC First Tier Money Fund Average and 2.35% for the Lipper Institutional Money Fund Average. In February, we increased our holding of floating-rate notes to about 40% and stayed around that level for the remainder of the period. We continued to hold asset-backed commercial paper, and it now makes up a significant portion of our total commercial paper holdings. We also have been holding a fair amount of dollar-denominated paper of foreign issuers, which has performed well.

We extended the portfolio's duration in January and kept the average maturity long within its target range throughout the six-month period. Of course, at the same time, we always need to focus on managing the portfolio's liquidity and maturity so we can have assets available to take advantage of any investment opportunities. Toward the end of May, in anticipation of higher rates, we invested the portfolio in a more barbelled fashion, moving away from the laddered profile it had for much of the period; we invested heavily in very short-term securities that we believe will benefit from a Fed tightening, as well as in attractive issues with maturities near one year.

WHAT DO YOU SEE ON THE HORIZON IN THE MONEY MARKETS, AND HOW WILL YOU POSITION THE PORTFOLIO?

RRJ: U.S. economic growth still looks solid and global growth continues to improve, leading us to agree with the consensus that the Fed is likely to raise interest rates. It appears to us that the market has priced in the Fed tightening rates once or twice within the next three months, and three times in total by the end of 1999. We think any rate changes made by the Fed would be likely to happen sooner rather than later, as a tightening toward the end of the year may further hamper liquidity at a time when it may already be a concern due to potential Year 2000-related problems.

To account for the anticipated increase in rates by the Fed, we're planning to age-in the duration of the portfolio, meaning that we won't sell longer-term issues specifically to manage duration, but we will use much of our investable assets to purchase shorter-term issues and bring the portfolio's average maturity down. We'll likely keep the portfolio fairly barbelled, with much of it invested in floaters and asset-backed commercial paper.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Prime Money Market Fund seeks to maximize current income consistent with the preservation of capital and same-day liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
7/12/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 5/31/99
$4,545,562,103

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 5/31/99
$12,391,536,825

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
MONTHLY
LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/99

EXPENSE RATIO
The fund's current expense ratio of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

-    FLOATING RATE NOTES 40.1%

-    COMMERCIAL PAPER - DOMESTIC 28.9%

-    CERTFICATES OF DEPOSIT - FOREIGN 17.0%

-    TIME DEPOSITS - FOREIGN 7.3%

-    TIME DEPOSITS - DOMESTIC 3.4%

-    CERTIFICATES OF DEPOSIT - DOMESTIC 1.9%

-    TAXABLE MUNICIPALS 0.7%

-    CORPORATE BONDS 0.4%

-    COMMERCIAL PAPER - FOREIGN 0.3%

AVERAGE 7-DAY CURRENT YIELD
4.81%*

AVERAGE MATURITY
54.0 days

*YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE AVERAGE 7-DAY CURRENT YIELD WOULD HAVE BEEN 4.71%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL CONTINUE TO DO SO.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                 THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Prime Money Market Portfolio
  ("Portfolio"), at value                          $4,553,458,360
Receivable for Expense Reimbursements                     718,936
Prepaid Trustees' Fees                                      2,536
Prepaid Expenses and Other Assets                          16,778
                                                   --------------
    Total Assets                                    4,554,196,610
                                                   --------------
LIABILITIES
Dividends Payable to Shareholders                       7,976,483
Shareholder Servicing Fee Payable                         394,113
Administrative Services Fee Payable                       103,184
Fund Services Fee Payable                                   3,896
Administration Fee Payable                                  2,962
Accrued Expenses                                          153,869
                                                   --------------
    Total Liabilities                                   8,634,507
                                                   --------------
NET ASSETS
Applicable to 4,545,902,472 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $4,545,562,103
                                                   --------------
                                                   --------------
Net Asset Value, Offering and Redemption Price
  Per Share                                                 $1.00
                                                             ----
                                                             ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $4,545,912,540
Accumulated Net Realized Loss on Investment              (278,156)
Distributions in Excess of Net Realized Gain              (72,281)
                                                   --------------
    Net Assets                                     $4,545,562,103
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                        $126,428,478
Allocated Portfolio Expenses                                       (3,693,877)
                                                                 ------------
    Net Investment Income Allocated from
      Portfolio                                                   122,734,601
FUND EXPENSES
Shareholder Servicing Fee                          $ 2,468,529
Administrative Services Fee                            646,353
Fund Services Fee                                       49,512
Administration Fee                                      36,982
Trustees' Fees and Expenses                             21,840
Miscellaneous                                          189,621
                                                   -----------
    Total Fund Expenses                              3,412,837
Less: Reimbursement of Expenses                     (2,169,653)
                                                   -----------
NET FUND EXPENSES                                                   1,243,184
                                                                 ------------
NET INVESTMENT INCOME                                             121,491,417
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                          (224,970)
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $121,266,447
                                                                 ------------
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                     MAY 31, 1999        YEAR ENDED
                                                     (UNAUDITED)      NOVEMBER 30, 1998
                                                   ----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    121,491,417   $     131,792,466
Net Realized Loss on Investment Allocated from
  Portfolio                                                (224,970)            (18,981)
                                                   ----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                        121,266,447         131,773,485
                                                   ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (121,354,918)       (131,715,350)
                                                   ----------------   -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold     29,433,583,863      25,120,215,964
Reinvestment of Dividends                                65,091,040          76,006,341
Cost of Shares of Beneficial Interest Redeemed      (28,411,658,162)    (23,125,438,778)
                                                   ----------------   -----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             1,087,016,741       2,070,783,527
                                                   ----------------   -----------------
    Total Increase in Net Assets                      1,086,928,270       2,070,841,662
NET ASSETS
Beginning of Period                                   3,458,633,833       1,387,792,171
                                                   ----------------   -----------------
End of Period                                      $  4,545,562,103   $   3,458,633,833
                                                   ----------------   -----------------
                                                   ----------------   -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                   FOR THE SIX
                                                   MONTHS ENDED             FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                   MAY 31, 1999   ----------------------------------------------------------
                                                   (UNAUDITED)       1998         1997         1996        1995       1994
                                                   ------------   ----------   ----------   ----------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $      1.00    $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
                                                   ------------   ----------   ----------   ----------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.0245        0.0547       0.0543       0.0529     0.0577     0.0385
Net Realized Gain (Loss) on Investment                 (0.0000)(a)    (0.0000)(a)    (0.0000)(a)     0.0001   0.0003  (0.0000)(a)
                                                   ------------   ----------   ----------   ----------   --------   --------
Total from Investment Operations                        0.0245        0.0547       0.0543       0.0530     0.0580     0.0385
                                                   ------------   ----------   ----------   ----------   --------   --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (0.0245)      (0.0547)     (0.0543)     (0.0529)   (0.0577)   (0.0385)
Net Realized Gain                                           --            --      (0.0003)     (0.0003)        --         --
                                                   ------------   ----------   ----------   ----------   --------   --------
Total Distributions to Shareholders                    (0.0245)      (0.0547)     (0.0546)     (0.0532)   (0.0577)   (0.0385)
                                                   ------------   ----------   ----------   ----------   --------   --------

NET ASSET VALUE, END OF PERIOD                     $      1.00    $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
                                                   ------------   ----------   ----------   ----------   --------   --------
                                                   ------------   ----------   ----------   ----------   --------   --------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                              2.48%(b)       5.61%       5.59%        5.46%      5.93%      3.92%
Net Assets, End of Period (in thousands)           $ 4,545,562    $3,458,634   $1,387,792   $1,220,401   $999,746   $584,867
Ratios to Average Net Assets
  Net Expenses                                            0.20%(c)       0.20%       0.20%        0.20%      0.20%      0.21%
  Net Investment Income                                   4.92%(c)       5.45%       5.42%        5.28%      5.77%      4.42%
  Expenses without Reimbursement                          0.29%(c)       0.31%       0.29%        0.31%      0.35%      0.52%

--------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional Prime Money Market Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 12, 1993.

The fund invests all of its investable assets in The Prime Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (37% at May 31, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) For federal income tax purposes, the fund had a capital loss carryforward at November 30, 1998 of $53,186, of which $34,205 expires in the year 2005 and $18,981 expires in the year 2006. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administration services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the the six months ended May 31, 1999, the fee for these services amounted to $36,982.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net asets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1999, the fee for these services amounted to $646,353.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.20% of the average daily net assets of the fund. For the six months ended May 31, 1999, J.P. Morgan has agreed to reimburse the fund $2,169,653 for expenses under this agreement. This reimbursement arrangement can be changed or termininated at any time after March 31, 2000 at the option of J.P. Morgan.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months ended May 31, 1999, the fee for these services amounted to $2,468,529.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $49,512 for the six months ended May 31, 1999.

J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $10,400.

The Prime Money Market Portfolio

Semiannual Report May 31, 1999

(The following pages should be read in conjunction with J.P. Morgan Institutional Prime Money Market Fund
Semiannual Financial Statements)

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ----------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.9%)
$     171,000     Nationsbank Corp.................................              01/05/00           5.000%  $    170,980,293
       59,000     State Street Bank & Trust Co.....................              06/16/99           4.810         59,000,000
                                                                                                            ----------------
                      TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC....                                              229,980,293
                                                                                                            ----------------
CERTIFICATES OF DEPOSIT -- FOREIGN (16.9%)
      350,000     Abbey National PLC...............................     06/11/99-05/11/00     5.220-5.720        349,902,455
      110,000     Bank of Nova Scotia..............................              02/25/00           5.160        109,981,482
      285,000     Barclays Bank PLC................................              01/10/00           4.980        284,980,802
      325,000     Bayerische Hypo Vereinsbank......................     02/22/00-04/25/00     5.130-5.150        324,887,861
       50,000     Bayerische Landesbank............................              07/22/99           5.645         49,994,979
      100,000     Canadian Imperial Bank...........................              02/07/00           5.010         99,980,106
      124,500     Commerzbank......................................     01/10/00-02/08/00     5.010-5.050        124,471,526
      150,000     Credit Suisse First Boston.......................              07/20/99           5.710        150,000,000
      125,000     Deutsche Bank....................................     01/11/00-02/02/00     4.970-5.020        124,973,676
      100,000     Norddeutsche Landesbank Girozentra...............              02/18/00           5.090         99,972,332
       75,000     Rabobank Nederland...............................              01/10/00           4.980         74,973,487
      300,000     Union Bank of Switzerland........................     01/13/00-05/19/00     5.080-5.285        299,900,126
                                                                                                            ----------------
                      TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN.....                                            2,094,018,832
                                                                                                            ----------------
COMMERCIAL PAPER -- DOMESTIC (28.7%)
      542,078     Alpine Securitization Corp.......................     06/01/99-07/09/99     4.820-4.950        541,830,483
      120,000     Aspen Funding Corp...............................              06/01/99           4.930        120,000,000
      180,000     Asset Securitization Corp........................              06/23/99           4.810        179,470,900
      374,700     Bavaria Trust....................................     06/14/99-07/23/99     4.820-4.830        373,869,047
      191,622     Citibank Capital Market..........................     06/11/99-06/14/99           4.870        191,338,022
      505,839     CXC, Inc.........................................     06/01/99-06/23/99     4.800-4.930        505,575,657
       42,000     General Electric Capital Corp....................              06/14/99           4.790         41,927,352
      224,695     Monte Rosa Capital...............................     06/16/99-07/07/99     4.830-4.950        223,831,919
      273,000     Morgan Stanley Dean Witter & Co..................     06/09/99-06/10/99     4.810-4.830        272,705,005
      300,000     Newport Funding Corp.............................     06/01/99-06/17/99     4.820-4.930        299,785,778
      175,842     Receivable Capital Corp..........................     06/09/99-06/18/99           4.810        175,511,405
       60,000     Suntrust Bank, Inc...............................              06/09/99           4.790         59,936,133
      118,479     Trident Capital, Inc.............................     06/03/99-06/11/99     4.810-4.840        118,373,573
      459,296     Windmill Funding Corp............................     06/04/99-06/18/99           4.810        458,610,797
                                                                                                            ----------------
                      TOTAL COMMERCIAL PAPER -- DOMESTIC...........                                            3,562,766,071
                                                                                                            ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ----------------
COMMERCIAL PAPER -- FOREIGN (0.3%)
$      37,000     Halifax PLC......................................              07/13/99           4.730%  $     36,795,822
                                                                                                            ----------------
CORPORATE BONDS (0.4%)
       50,000     IBM Credit Corp..................................              08/10/99           5.625         49,991,082
                                                                                                            ----------------
FLOATING RATE NOTES (40.0%)(v)
       50,000     American Express Centurion Bank, (resets monthly
                    to one month LIBOR -6 basis points)............              06/18/99           4.840         50,000,000
       50,000     Asset Backed Securities Investment Trust, Series
                    1997-E, Class N, (resets monthly to one month
                    LIBOR, due 10/15/03) (144A)....................              06/15/99(a)        4.903         50,000,000
       60,000     Banc One Corp., (resets monthly to one month
                    LIBOR -6 basis points, due 10/01/99)...........              06/01/99(a)        4.841         59,992,621
      150,000     Bankers Trust Co., (resets quarterly to one month
                    LIBOR -2.5 basis points, due 04/14/00).........              07/14/99(a)        4.975        149,936,139
       75,000     Barclays Bank PLC, (resets daily to Prime rate
                    -296 basis points, due 08/24/99)...............              06/01/99(a)        4.790         74,987,918
       98,000     Bayerische Hypo Vereinsbank, (resets monthly to
                    one month LIBOR -8 basis points, due
                    05/15/00)......................................              06/15/99(a)        4.823         97,938,417
       51,000     CIT Group, Inc., (resets daily to Prime rate -280
                    basis points, due 10/20/99)....................              06/01/99(a)        4.950         51,001,911
       25,000     CIT Group, Inc., (resets daily to Prime rate -282
                    basis points, due 11/02/99)....................              06/01/99(a)        4.930         24,995,716
       62,000     CIT Group, Inc., (resets quarterly to three month
                    LIBOR -2.5 basis points, due 01/14/00).........              07/14/99(a)        4.975         61,989,947
       50,000     CIT Group, Inc., (resets daily to Prime rate -275
                    basis points, due 02/14/00)....................              06/01/99(a)        5.000         49,986,108
      200,000     CIT Group, Inc., (resets daily to Prime rate -285
                    basis points, due 03/14/00)....................              06/01/99(a)        4.900        199,938,190
       22,500     Citigroup, Inc., (resets quarterly to one month
                    LIBOR +10 basis points, due 02/03/00)..........              08/03/99(a)        5.095         22,520,625
      125,000     Comerica Bank, (resets monthly to one month LIBOR
                    -6 basis points, due 01/20/00).................              06/21/99(a)        4.861        124,968,082
      100,000     Comerica Bank, (resets monthly to one month LIBOR
                    -4.5 basis points, due 02/14/00)...............              06/14/99(a)        4.855         99,982,567
      148,500     Comerica Bank, (resets daily to Prime rate -285
                    basis points, due 03/22/00)....................              06/01/99(a)        4.900        148,454,852
      200,000     Commerzbank, (resets daily to Prime rate -284.5
                    basis points, due 02/11/00)....................              06/01/99(a)        4.905        199,952,493
       66,000     Commerzbank, (resets daily to Prime rate -285
                    basis points, due 02/23/00)....................              06/01/99(a)        4.900         65,980,897

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ----------------
FLOATING RATE NOTES (continued)
$     100,000     Crestar Bank, (resets daily to Prime rate -276
                    basis points, due 03/01/00)....................              06/01/99(a)        4.990%  $     99,993,779
      200,000     Deutsche Bank, (resets daily to Prime rate -284
                    basis points, due 02/11/00)....................              06/01/99(a)        4.910        199,959,479
      350,000     First Union National Bank, (resets quarterly to
                    three month LIBOR -5.5 basis points, due
                    03/10/00)......................................              08/18/99(a)        4.973        349,977,259
       25,000     General Electric Capital Corp., Series A, (resets
                    quarterly to three month LIBOR -5 basis points,
                    due 04/13/00)..................................              07/13/99(a)        4.950         25,000,000
      200,000     General Electric Capital Corp., Series A, (resets
                    quarterly to three month LIBOR -5 basis points,
                    due 05/03/00)..................................              08/03/99(a)        4.945        200,000,000
      100,000     IBM Corp., (resets quarterly to three month LIBOR
                    -3.5 basis points, due 10/22/99)...............              07/22/99(a)        4.965         99,978,805
       48,000     Key Bank NA, (resets daily to Prime rate -291.5
                    basis points, due 09/03/99)....................              06/01/99(a)        4.835         47,996,975
       25,000     Key Bank NA, (resets daily to Prime rate -287
                    basis points, due 10/13/99)....................              06/01/99(a)        4.880         24,998,820
      401,000     LINCS, Series 1998-3, (resets monthly to one
                    month LIBOR, due 02/15/00).....................              06/11/99(a)        4.904        401,000,000
      325,000     LINCS, Series 1998-4, Class 1, (resets monthly to
                    one month LIBOR, due 02/18/00) (144A)..........              06/18/99(a)        4.903        325,000,000
      191,870     Liquid Asset Backed Securities Trust, Series
                    1998-2, Class A, (resets monthly to one month
                    LIBOR, due 11/26/99) (144A)....................              06/26/99(a)        4.921        191,831,549
      110,000     National City Bank, (resets daily to Prime rate
                    -285 basis points, due 02/10/00)...............              06/01/99(a)        4.900        109,962,492
      200,000     National City Bank, (resets daily to Prime rate
                    -286 basis points, due 03/10/00)...............              06/01/99(a)        4.890        199,916,468
      150,000     Pepsico, Inc., (resets quarterly to three month
                    LIBOR -19 basis points)........................              08/19/99           4.838        149,963,366
      220,000     RACERS 1998-MM-7-1, (resets monthly to one month
                    LIBOR -1 basis point, due 08/13/99) (144A).....              06/17/99(a)        4.893        220,000,000
      200,000     RACERS 1998-MM-8-5, (resets monthly to one month
                    LIBOR -1 basis point, due 09/02/99) (144A).....              06/02/99(a)        4.891        200,000,000
      248,500     Royal Bank of Canada, (resets daily to Prime rate
                    -285.5 basis points, due 02/17/00).............              06/01/99(a)        4.895        248,421,478
      103,387     Steers, (resets monthly to one month LIBOR +3
                    basis points, due 11/15/99)....................              06/17/99(a)        4.933        103,387,190

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ----------------
FLOATING RATE NOTES (continued)
$     100,957     Steers, Series 1997-A 36, (resets monthly to one
                    month LIBOR + 3 basis points, due 11/15/99)....              06/17/99(a)        4.933%  $    100,957,519
      100,000     Toyota Motor Credit Corp., (resets quarterly to
                    three month LIBOR + 4 basis points, due
                    10/22/99)......................................              07/22/99(a)        5.040        100,000,000
       21,000     Wells Fargo Co., Series J, (resets quarterly to
                    three month LIBOR -11 basis points, due
                    03/10/00)......................................              06/10/99(a)        4.891         20,990,122
                                                                                                            ----------------
                      TOTAL FLOATING RATE NOTES....................                                            4,951,961,784
                                                                                                            ----------------
TAXABLE MUNICIPALS (0.7%)(v)
       43,690     Jacksonville Health Facilities Authority Hospital
                    Revenue, (resets weekly, due 08/15/19).........              06/02/99(a)        4.900         43,690,000
       41,145     Sacramento County, Series A, (resets quarterly to
                    three month LIBOR + 5 basis points, due
                    08/15/14)......................................              08/17/99(a)        5.100         41,142,155
        6,200     Wake Forest University, (resets weekly, due
                    07/01/17)......................................              06/02/99(a)        4.920          6,200,000
                                                                                                            ----------------
                      TOTAL TAXABLE MUNICIPALS.....................                                               91,032,155
                                                                                                            ----------------
TIME DEPOSITS -- DOMESTIC (3.3%)
      414,343     Suntrust Bank Cayman.............................              06/01/99           4.750        414,343,000
                                                                                                            ----------------
TIME DEPOSITS -- FOREIGN (7.3%)
      100,000     Bank of Nova Scotia Toronto......................              06/01/99           4.844        100,000,000
      200,000     Bayerische Hypo Vereinsbank......................              06/01/99           4.875        200,000,000
      200,000     Dresdner Bank Grand Cayman.......................              06/01/99           4.813        200,000,000
      400,000     Westdeutsche Landesbank..........................              06/01/99           4.875        400,000,000
                                                                                                            ----------------
                      TOTAL TIME DEPOSITS -- FOREIGN...............                                              900,000,000
                                                                                                            ----------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.5%)..................................     12,330,889,039
                  OTHERS ASSETS IN EXCESS OF LIABILITIES (0.5%)..........................................         60,647,786
                                                                                                            ----------------
                  NET ASSETS (100.0%)....................................................................   $ 12,391,536,825
                                                                                                            ----------------
                                                                                                            ----------------

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LIBOR -- London Interbank Offered Rate.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $12,330,889,039
Interest Receivable                                     63,927,462
Receivable for Investments Sold                            439,827
Prepaid Trustees' Fees                                       3,203
Prepaid Expenses and Other Assets                           38,430
                                                   ---------------
    Total Assets                                    12,395,297,961
                                                   ---------------
LIABILITIES
Due to Custodian                                         2,257,255
Advisory Fee Payable                                     1,120,087
Administrative Services Fee Payable                        267,496
Administration Fee Payable                                  12,628
Fund Services Fee Payable                                    9,665
Accrued Expenses                                            94,005
                                                   ---------------
    Total Liabilities                                    3,761,136
                                                   ---------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $12,391,536,825
                                                   ---------------
                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $287,830,786
EXPENSES
Advisory Fee                                       $6,141,104
Administrative Services Fee                         1,469,698
Custodian Fees and Expenses                           514,294
Fund Services Fee                                     114,876
Administration Fee                                     71,722
Trustees' Fees and Expenses                            47,007
Miscellaneous                                          69,858
                                                   ----------
    Total Expenses                                                 8,428,559
                                                                ------------
NET INVESTMENT INCOME                                            279,402,227
NET REALIZED LOSS ON INVESTMENTS                                    (524,332)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $278,877,895
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                    MONTHS ENDED      FOR THE FISCAL
                                                    MAY 31, 1999        YEAR ENDED
                                                     (UNAUDITED)     NOVEMBER 30, 1998
                                                   ---------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   279,402,227   $     339,699,391
Net Realized Loss on Investments                          (524,332)            (55,967)
                                                   ---------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                       278,877,895         339,643,424
                                                   ---------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       55,639,729,840      48,705,487,837
Withdrawals                                        (51,307,294,816)    (45,584,553,162)
                                                   ---------------   -----------------
    Net Increase from Investors' Transactions        4,332,435,024       3,120,934,675
                                                   ---------------   -----------------
    Total Increase in Net Assets                     4,611,312,919       3,460,578,099
NET ASSETS
Beginning of Period                                  7,780,223,906       4,319,645,807
                                                   ---------------   -----------------
End of Period                                      $12,391,536,825   $   7,780,223,906
                                                   ---------------   -----------------
                                                   ---------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE SIX     FOR THE FISCAL YEAR ENDED NOVEMBER
                                                   MONTHS ENDED                    30,
                                                   MAY 31, 1999   -------------------------------------
                                                   (UNAUDITED)    1998    1997    1996    1995    1994
                                                   ------------   -----   -----   -----   -----   -----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                            0.15%(a)  0.17%  0.18%   0.19%   0.19%   0.20%
  Net Investment Income                                   4.95%(a)  5.48%  5.43%   5.29%   5.77%   3.90%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
      agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1999, such fees amounted to $6,141,104.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1999, the fee for these services amounted to $71,722.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1999, the fee for these services amounted to $1,469,698.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $114,876 for the six months ended May 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $24,100.

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:

         INSTITUTIONAL SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     LARGE CAP GROWTH FUND: INSTITUTIONAL SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:

         INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM- FUND: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS
SERVICES AT (800)766-7722.
IM0475-I


J.P. MORGAN
INSTITUTIONAL
PRIME MONEY
MARKET FUND





SEMIANNUAL REPORT
MAY 31, 1999